Leases - Liability maturity (Details) - GBP (£) £ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 23,368	£ 16,253
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	3,394	2,641
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	13,732	9,682
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 6,242	£ 3,930